Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Receivables from contracts with customers [abstract]
Summary of Receivables from contracts with customers, contract assets and contract liabilities
Receivables from contracts with customers, contract assets and contract liabilities are comprised of the following:

	Yen in millions
	April 1	March 31
	2024	2025	2026
Receivables from contracts with customers *1	1,931,631	1,736,079	1,783,627
Contract assets *2	17,820	7,973	4,233
Contract liabilities *3	534,432	632,912	639,022

*1
Receivables from contracts with customers are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other financial assets,”
non-current.

*2	Contract assets are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other non-current assets.”
*3	Contract liabilities are included in the consolidated statements of financial position as “ Contract liabilities” and “Other non-current liabilities.”

Summary of the amount of cumulative revenue

	Yen in millions
	March 31
	2025	2026
Pictures - Motion Pictures and Television Productions *1	748,517	1,150,679
Pictures - Media Networks	9,094	18,656
Music *2	116,184	150,361
Others	69,587	80,405

*1 For Motion Pictures and Television Productions in the Pictures segment, Sony has included all contracts regardless of duration.
*2 The amount included in the Music segment primarily consists of minimum royalty guarantees or fixed fees in contracts related to license revenue for ongoing access to an evolving library of content.

Summary of Contract Costs

	Yen in millions
	March 31
	2025	2026
Incremental costs of obtaining a contract	12,901	27,338